Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2022
Cost at January 1	400	537	52	989
Additions for the year	5	118	181	304
Disposals for the year	(8)	(13)	-	(21)
Exchange rate adjustment	15	7	-	22

Cost at December 31	412	649	233	1,294

Accumulated depreciation and impairment at January 1	(90)	(278)	-	(368)
Depreciation for the year	(52)	(94)	-	(146)
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	11	11	-	22
Accumulated depreciation and impairment at December 31	(132)	(363)	-	(495)
				.
Carrying amount at December 31	280	286	233	799

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2021
Cost at January 1	287	416	14	717
Additions for the year	29	120	111	260
Transfers between the classes	70	3	(73)	-
Disposals for the year	-	(9)	-	(9)
Exchange rate adjustment	14	7	-	21

Cost at December 31	400	537	52	989

Accumulated depreciation and impairment at January 1	(43)	(221)	-	(264)
Depreciation for the year	(46)	(64)	-	(110)
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	-	9	-	9
Accumulated depreciation and impairment at December 31	(90)	(278)	-	(368)
				.
Carrying amount at December 31	310	259	52	621

		2022	2021	2020
(DKK million)
Depreciation and impairment included in the income statement as follows:
Research and development expenses		108	93	69
Selling, general and administrative expenses		38	17	10

Total		146	110	79

Schedule of straight-line basis of useful lives

Equipment, furniture and fixtures	3-5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

Schedule of future minimum payments under our leases

(DKK million)	2022	2021	2020

Payment due
Less than 1 year	89	74	53
1 to 3 years	167	109	85
More than 3 years but less than 5 years	136	97	62
More than 5 years	271	207	194

Total	663	487	394

Schedule of other Investments

	December 31,	December 31,
(DKK million)	2022	2021

Publicly traded equity securities	67	344
Fund investments	66	27

Total other investments	133	371

Schedules of Receivables

	2022	2021
(DKK million)
Receivables related to collaboration agreements	5,266	2,979
Interest receivables	82	37
Other receivables	176	160
Receivables for securities matured	290	-
Prepayments	144	218
Total at December 31	5,958	3,394

Non-current receivables	48	27
Current receivables	5,910	3,367

Total at December 31	5,958	3,394

Schedule of deferred revenue

(DKK million)	2022	2021

Deferred revenue at January 1	513	513
Payment received	-	-
Revenue recognized during the year	-	-

Total at December 31	513	513

Non-current deferred revenue	480	487
Current deferred revenue	33	26

Total at December 31	513	513

Schedule of other payables

(DKK million)	2022	2021

Liabilities related to collaboration agreements	70	53
Staff cost liabilities	481	296
Other liabilities	919	781
Provisions	12	13
Accounts payable	245	350

Total at December 31	1,727	1,493

Non-current other payables	11	13
Current other payables	1,716	1,480

Total at December 31	1,727	1,493

Intangible assets other than goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Intangible Assets

	Licenses, Rights, and Patents
(DKK million)	2022	2021

Cost at January 1	891	891
Cost at December 31	891	891

Accumulated amortization and impairment at January 1	(637)	(553)
Amortization for the year	(70)	(84)
Impairment for the year	(38)	-
Accumulated amortization and impairment at December 31	(745)	(637)

Carrying amount of Intangible Assets at December 31	146	254

(DKK million)	2022	2021	2020
Amortization and impairment included in the income statement as follows:
Research and development expenses	108	84	131
Total	108	84	131